Fair values of financial instruments carried at fair value - Quantitative information about significant unobservable inputs in Level 3 valuations (Details) $ in Millions	Dec. 31, 2024 USD ($) quote	Dec. 31, 2023 USD ($) quote
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,923,319	$ 2,948,360
Financial liabilities	$ 2,682,252	$ 2,711,852
Recurring fair value measurement | Minimum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0
Recurring fair value measurement | Minimum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0
Recurring fair value measurement | Minimum | Price | Market proxy | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote	0	0
Recurring fair value measurement | Minimum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote	0	0
Recurring fair value measurement | Minimum | Price | Market proxy | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Recurring fair value measurement | Minimum | Price | Market proxy | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Recurring fair value measurement | Minimum | Price | Market proxy | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Recurring fair value measurement | Minimum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	0	0
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.06
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.06	0.06
Recurring fair value measurement | Minimum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.06	0.06
Recurring fair value measurement | Minimum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.15	0.34
Recurring fair value measurement | Minimum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.15	0.34
Recurring fair value measurement | Minimum | Foreign exchange volatility | Model – Option model | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.03	0.01
Recurring fair value measurement | Minimum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.01	0.01
Recurring fair value measurement | Minimum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.01	0.01
Recurring fair value measurement | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.05	0.05
Recurring fair value measurement | Minimum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.05	0.05
Recurring fair value measurement | Minimum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.09	0.11
Recurring fair value measurement | Minimum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.09	0.11
Recurring fair value measurement | Minimum | Interest rate volatility | Model – Discounted cash flow | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0	0.03
Recurring fair value measurement | Minimum | Interest rate volatility | Model – Discounted cash flow | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0	0.03
Recurring fair value measurement | Maximum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	291
Recurring fair value measurement | Maximum | Current Value/Cost | Price – Net asset value | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	291
Recurring fair value measurement | Maximum | Price | Market proxy | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote	104	104
Recurring fair value measurement | Maximum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage | quote	140	101
Recurring fair value measurement | Maximum | Price | Market proxy | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	97	94
Recurring fair value measurement | Maximum | Price | Market proxy | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	248	220
Recurring fair value measurement | Maximum | Price | Market proxy | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	104	104
Recurring fair value measurement | Maximum | Price | Market proxy | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage | quote	140	101
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.70	1.54
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.70	1.54
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1.18	1.10
Recurring fair value measurement | Maximum | Equity volatility | Model – Option model | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1.18	1.10
Recurring fair value measurement | Maximum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	1	1
Recurring fair value measurement | Maximum | Equity correlation | Model – Option model | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	1	1
Recurring fair value measurement | Maximum | Foreign exchange volatility | Model – Option model | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.35	0.34
Recurring fair value measurement | Maximum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.26	0.31
Recurring fair value measurement | Maximum | Foreign exchange volatility | Model – Option model | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.26	0.31
Recurring fair value measurement | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.10	0.10
Recurring fair value measurement | Maximum | Prepayment rate | Model – Discounted cash flow | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.10	0.10
Recurring fair value measurement | Maximum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.30	0.37
Recurring fair value measurement | Maximum | Interest rate volatility | Model – Option model | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.30	0.37
Recurring fair value measurement | Maximum | Interest rate volatility | Model – Discounted cash flow | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, liabilities, percentage	0.26	0.08
Recurring fair value measurement | Maximum | Interest rate volatility | Model – Discounted cash flow | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Significant unobservable input, assets, percentage	0.26	0.08
Level 3 | Recurring fair value measurement
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 31,302	$ 28,781
Financial liabilities	12,743	13,975
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Level 3 | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	9,113	10,331
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	5,739
Level 3 | Recurring fair value measurement | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,833
Level 3 | Recurring fair value measurement | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,541
Level 3 | Recurring fair value measurement | Other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	2,842	2,569
Level 3 | Recurring fair value measurement | – other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	4
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	787	1,074
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	742
Level 3 | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	27
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	18
Level 3 | Recurring fair value measurement | Private equity including strategic investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	18,258	18,154
Level 3 | Recurring fair value measurement | Asset-backed securities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	380	445
Level 3 | Recurring fair value measurement | – collateralised loan/debt obligation
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	100
Level 3 | Recurring fair value measurement | – other ABSs
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	280
Level 3 | Recurring fair value measurement | Structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | – equity-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3
Level 3 | Recurring fair value measurement | – Foreign exchange-linked notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Recurring fair value measurement | – other structured notes
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0
Level 3 | Recurring fair value measurement | Derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	2,149
Level 3 | Recurring fair value measurement | – other derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	9
Level 3 | Recurring fair value measurement | Other portfolios
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	10,512	$ 8,110
Level 3 | Recurring fair value measurement | – repurchase agreements
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,739
Level 3 | Recurring fair value measurement | – bonds
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,300
Level 3 | Recurring fair value measurement | - other
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	4,473
Level 3 | Recurring fair value measurement | Interest rate
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,102
Financial liabilities	1,066
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	186
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	76
Level 3 | Recurring fair value measurement | Interest rate | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	804
Level 3 | Recurring fair value measurement | Interest rate | securitisation swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	196
Level 3 | Recurring fair value measurement | Interest rate | long-dated swaptions
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	71
Level 3 | Recurring fair value measurement | Interest rate | other interest rate derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	835
Level 3 | Recurring fair value measurement | Foreign exchange
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	202
Financial liabilities	212
Level 3 | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	174
Level 3 | Recurring fair value measurement | Foreign exchange | other foreign exchange derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	38
Level 3 | Recurring fair value measurement | Foreign exchange | Foreign exchange options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	154
Level 3 | Recurring fair value measurement | Foreign exchange | other foreign exchange derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	48
Level 3 | Recurring fair value measurement | Equities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	460
Financial liabilities	638
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	166
Level 3 | Recurring fair value measurement | Equities | other equity derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	472
Level 3 | Recurring fair value measurement | Equities | long-dated single stock options
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	145
Level 3 | Recurring fair value measurement | Equities | other equity derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	315
Level 3 | Recurring fair value measurement | Credit
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	376
Financial liabilities	922
Level 3 | Recurring fair value measurement | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	847
Level 3 | Recurring fair value measurement | Credit | other credit derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	75
Level 3 | Recurring fair value measurement | Credit | total return swaps
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	349
Level 3 | Recurring fair value measurement | Credit | other credit derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 27